CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 4,190	$ 3,269
Restricted cash	38	45
Marketable securities (Note 3)	139	127
Trade receivables (net of allowance for doubtful accounts of $ 37 and $ 46 at December 31, 2011 and 2012, respectively)	1,066	854
Deferred income taxes (Note 9d)	371
Other accounts receivable and prepaid expenses (Note 4)	175	93
Total current assets	5,979	4,388
LONG-TERM ASSETS:
Lease deposits	4	6
Deferred income taxes (Note 9d)		31
Severance pay fund	658	619
Total long-term assets	662	656
PROPERTY AND EQUIPMENT, NET (Note 5)	245	161
OTHER ASSETS:
Intangible assets, net (Note 6a)	759	1,050
Goodwill	3,479	3,479
Total other assets	4,238	4,529
Total assets	11,124	9,734
CURRENT LIABILITIES:
Trade payables	279	326
Accrued expenses and other liabilities (Note 7)	2,393	2,354
Deferred revenues	1,648	2,025
Liabilities of discontinued operations (Note 1a)	435	435
Total current liabilities	4,755	5,140
LONG-TERM LIABILITIES:
Accrued severance pay	800	762
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 12,000,000 shares at December 31, 2011 and 2012; Issued: 4,464,457 at December 31, 2011 and 4,625,707 at December 31, 2012; Outstanding: 4,459,057 shares at December 31, 2011 and 4,620,307 at December 31, 2012	13	13
Additional paid-in capital	20,120	19,773
Treasury shares (5,400 Ordinary shares at December 31, 2011 and 2012)	(29)	(29)
Accumulated other comprehensive loss	5	(19)
Accumulated deficit	(14,540)	(15,906)
Total shareholders' equity	5,569	3,832
Total liabilities and shareholders' equity	$ 11,124	$ 9,734